DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
August 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 96.5%
Australia — 0.0%
MMG Ltd. *
(Cost $14,352)
29,350 19,427
Brazil — 3.2%
Ambev SA
34,825 79,325
B3 SA — Brasil Bolsa Balcao
39,667 94,963
Banco Bradesco SA
11,177 29,768
Banco BTG Pactual S.A
8,557 70,800
Banco do Brasil SA
12,837 50,644
BB Seguridade Participacoes SA
5,166 31,271
BRF SA
3,755 14,288
Caixa Seguridade Participacoes
S/A
5,437 14,139
Centrais Eletricas Brasileiras SA
9,506 78,932
Cia de Saneamento Basico do
Estado de Sao Paulo
3,582 80,924
CPFL Energia SA
2,098 15,234
Embraer SA
5,399 75,879
Energisa SA
2,330 20,976
Eneva SA *
6,793 18,931
Engie Brasil Energia SA
1,711 12,604
Equatorial Energia SA
8,571 57,811
Jbs NV *
3,016 48,532
Klabin SA
5,807 19,825
Localiza Rent a Car SA
7,356 48,625
Motiva Infraestrutura de
Mobilidade SA
8,375 22,243
NU Holdings Ltd., Class A *
26,029 385,229
Petroleo Brasileiro SA
28,575 177,874
Porto Seguro SA
1,854 17,696
PRIO SA *
5,823 40,672
Raia Drogasil SA
9,302 30,110
Rede D'Or Sao Luiz SA, 144A
6,170 44,791
Rumo SA
10,995 29,506
Suzano SA
5,596 54,135
Telefonica Brasil SA
5,996 37,457
TIM SA
7,302 30,639
TOTVS SA
4,069 32,346
Ultrapar Participacoes SA
4,665 16,916
Vale SA
27,821 285,094
Vibra Energia SA
8,023 35,573
WEG SA
12,944 89,909
XP, Inc., Class A
2,785 50,520
(Cost $1,515,159)
2,244,181
Chile — 0.4%
Banco de Chile
337,432 48,351
Banco de Credito e Inversiones
SA
787 31,828
Banco Santander Chile
469,750 28,228
Cencosud SA
9,413 29,830
Empresas CMPC SA
9,695 15,202
Number
of Shares Value $
Empresas Copec SA
3,581 26,667
Enel Americas SA
183,232 19,046
Enel Chile SA
168,928 11,846
Falabella SA
4,857 27,645
Latam Airlines Group SA
1,755,231 44,188
(Cost $225,235)
282,831
China — 24.5%
360 Security Technology, Inc.,
Class A
2,016 3,284
37 Interactive Entertainment
Network Technology Group
Co. Ltd., Class A
1,600 4,424
3SBio, Inc., 144A *
13,824 51,710
AAC Technologies Holdings, Inc.
6,233 34,605
Advanced Micro-Fabrication
Equipment, Inc., China, Class
A
139 4,180
AECC Aviation Power Co. Ltd.,
Class A
1,200 6,802
Agricultural Bank of China Ltd.,
Class A
41,600 41,007
Agricultural Bank of China Ltd.,
Class H
212,305 142,980
Aier Eye Hospital Group Co. Ltd.,
Class A
4,684 8,813
Air China Ltd., Class A *
7,800 8,269
Akeso, Inc., 144A *
4,693 93,734
Alibaba Group Holding Ltd., ADR
1,148 154,980
Aluminum Corp. of China Ltd.,
Class A
7,412 8,149
Aluminum Corp. of China Ltd.,
Class H
29,608 26,321
Anhui Conch Cement Co. Ltd.,
Class A
1,500 5,129
Anhui Conch Cement Co. Ltd.,
Class H
10,009 31,457
Anhui Gujing Distillery Co. Ltd.,
Class A
272 6,543
Anhui Gujing Distillery Co. Ltd.,
Class B
645 9,202
Anhui Jianghuai Automobile
Group Corp. Ltd., Class A *
1,300 9,939
Anker Innovations Technology
Co. Ltd., Class A
200 3,938
ANTA Sports Products Ltd.
9,773 120,352
Autohome, Inc., ADR
458 13,227
Avary Holding Shenzhen Co.
Ltd., Class A
730 6,130
AviChina Industry & Technology
Co. Ltd., Class H
24,216 13,730
BAIC BluePark New Energy
Technology Co. Ltd., Class A *
5,000 6,206
Baidu, Inc., Class A *
16,740 191,977
Bank of Beijing Co. Ltd., Class A
12,500 10,531
Bank of Changsha Co. Ltd.,
Class A
4,992 6,736

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Bank of Chengdu Co. Ltd., Class
A
2,451 6,357
Bank of China Ltd., Class A
15,400 11,937
Bank of China Ltd., Class H
554,396 302,960
Bank of Communications Co.
Ltd., Class A
25,100 25,623
Bank of Communications Co.
Ltd., Class H
70,329 60,716
Bank of Hangzhou Co. Ltd.,
Class A
3,560 7,933
Bank of Jiangsu Co. Ltd., Class A
10,354 15,746
Bank of Nanjing Co. Ltd., Class A
5,700 8,900
Bank of Ningbo Co. Ltd., Class A
2,170 8,599
Bank of Shanghai Co. Ltd., Class
A
2,640 3,537
Baoshan Iron & Steel Co. Ltd.,
Class A
12,500 12,164
Beijing Kingsoft Office Software,
Inc., Class A
252 11,836
Beijing New Building Materials
PLC, Class A
1,470 5,511
Beijing Tiantan Biological
Products Corp. Ltd., Class A
44 124
Beijing Tong Ren Tang Co. Ltd.,
Class A
900 4,509
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A *
609 5,015
Beijing Yanjing Brewery Co. Ltd.,
Class A
3,600 6,369
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
20,550 15,409
Bilibili, Inc., Class Z *
1,882 43,673
BOC International China Co.
Ltd., Class A
2,100 4,762
BOE Technology Group Co. Ltd.,
Class A
18,900 11,226
BYD Co. Ltd., Class A
2,500 40,040
BYD Co. Ltd., Class H
28,310 415,453
BYD Electronic International
Co. Ltd.
6,024 31,822
Caitong Securities Co. Ltd.,
Class A
3,204 3,901
Cambricon Technologies Corp.
Ltd., Class A *
210 44,010
CCOOP Group Co. Ltd., Class
A *
13,900 4,645
CGN Power Co. Ltd., Class A
5,565 3,001
CGN Power Co. Ltd., Class H,
144A
72,745 27,435
Changchun High-Tech Industry
Group Co. Ltd., Class A
360 5,210
Changjiang Securities Co. Ltd.,
Class A
1,400 1,681
Changzhou Xingyu Automotive
Lighting Systems Co. Ltd.,
Class A
328 5,577
Number
of Shares Value $
Chaozhou Three-Circle Group
Co. Ltd., Class A
64 397
China CITIC Bank Corp. Ltd.,
Class H
62,781 56,052
China CITIC Financial Asset
Management Co. Ltd., Class
H, 144A *
109,885 16,210
China Coal Energy Co. Ltd.,
Class H
15,501 18,811
China Communications Services
Corp. Ltd., Class H
22,221 13,198
China Construction Bank Corp.,
Class A
7,000 8,846
China Construction Bank Corp.,
Class H
743,289 716,067
China CSSC Holdings Ltd.,
Class A
3,812 20,008
China Eastern Airlines Corp.
Ltd., Class A *
11,535 6,592
China Energy Engineering Corp.
Ltd., Class A
23,840 8,202
China Everbright Bank Co. Ltd.,
Class A
23,100 12,261
China Everbright Bank Co. Ltd.,
Class H
29,243 13,129
China Feihe Ltd., 144A
27,507 15,490
China Galaxy Securities Co. Ltd.,
Class A
3,700 9,617
China Galaxy Securities Co. Ltd.,
Class H
24,752 35,467
China Greatwall Technology
Group Co. Ltd., Class A *
700 1,758
China Hongqiao Group Ltd.
21,661 70,689
China International Capital Corp.
Ltd., Class A
1,549 8,385
China International Capital Corp.
Ltd., Class H, 144A
12,377 33,628
China Jushi Co. Ltd., Class A
3,804 8,338
China Life Insurance Co. Ltd.,
Class A
1,700 10,045
China Life Insurance Co. Ltd.,
Class H
57,260 176,433
China Literature Ltd., 144A *
3,254 16,931
China Longyuan Power Group
Corp. Ltd., Class H
17,761 15,311
China Mengniu Dairy Co. Ltd.
22,796 44,449
China Merchants Bank Co. Ltd.,
Class A
8,663 52,173
China Merchants Bank Co. Ltd.,
Class H
30,123 185,479
China Merchants Energy
Shipping Co. Ltd., Class A
4,324 3,941
China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
4,300 6,286
China Merchants Securities Co.
Ltd., Class A
3,700 9,861

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A
3,800 4,882
China Minsheng Banking Corp.
Ltd., Class A
19,400 12,531
China Minsheng Banking Corp.
Ltd., Class H
53,859 30,676
China National Building Material
Co. Ltd., Class H
28,239 20,431
China National Chemical
Engineering Co. Ltd., Class A
4,000 4,415
China National Nuclear Power
Co. Ltd., Class A
11,900 14,888
China National Software &
Service Co. Ltd., Class A *
10 75
China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A
1,400 11,168
China Oilfield Services Ltd.,
Class H
15,326 13,919
China Pacific Insurance Group
Co. Ltd., Class A
3,700 20,943
China Pacific Insurance Group
Co. Ltd., Class H
20,222 91,985
China Petroleum & Chemical
Corp., Class A
11,300 9,060
China Petroleum & Chemical
Corp., Class H
179,311 99,138
China Railway Group Ltd., Class
A
12,300 9,810
China Railway Group Ltd., Class
H
28,478 14,430
China Railway Signal &
Communication Corp. Ltd.,
Class A
1,147 899
China Rare Earth Resources And
Technology Co. Ltd., Class A *
100 819
China Resources
Microelectronics Ltd., Class A
893 6,571
China Resources Mixc Lifestyle
Services Ltd., 144A
5,339 26,532
China Resources Pharmaceutical
Group Ltd., 144A
16,854 10,551
China Resources Sanjiu Medical
& Pharmaceutical Co. Ltd.,
Class A
429 1,833
China Shenhua Energy Co. Ltd.,
Class A
3,329 17,515
China Shenhua Energy Co. Ltd.,
Class H
25,557 114,352
China Southern Airlines Co. Ltd.,
Class A *
300 254
China State Construction
Engineering Corp. Ltd., Class
A
22,600 17,740
China Three Gorges Renewables
Group Co. Ltd., Class A
14,675 8,758
China Tourism Group Duty Free
Corp. Ltd., Class A
1,200 11,675
Number
of Shares Value $
China Tower Corp. Ltd., Class
H, 144A
32,215 48,516
China United Network
Communications Ltd., Class A
18,499 14,806
China Vanke Co. Ltd., Class A *
400 381
China Vanke Co. Ltd., Class H *
17,568 11,967
China Yangtze Power Co. Ltd.,
Class A
11,600 45,754
China Zheshang Bank Co. Ltd.,
Class A
5,070 2,307
Chongqing Changan Automobile
Co. Ltd., Class A
4,862 8,582
Chongqing Rural Commercial
Bank Co. Ltd., Class A
2,544 2,247
Chongqing Rural Commercial
Bank Co. Ltd., Class H
20,477 15,130
Chongqing Zhifei Biological
Products Co. Ltd., Class A
1,435 4,536
CITIC Ltd.
32,301 46,076
CITIC Securities Co. Ltd., Class A
6,210 27,450
CITIC Securities Co. Ltd., Class
H
12,619 46,329
CMOC Group Ltd., Class A
5,400 9,372
CMOC Group Ltd., Class H
32,976 50,296
CNGR Advanced Material Co.
Ltd., Class A
840 4,413
CNPC Capital Co. Ltd., Class A
1,500 2,671
Contemporary Amperex
Technology Co. Ltd., Class A
1,953 83,966
Contemporary Amperex
Technology Co. Ltd., Class H
500 27,208
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A
2,100 3,052
COSCO SHIPPING Holdings Co.
Ltd., Class A
3,930 8,432
COSCO SHIPPING Holdings Co.
Ltd., Class H
21,074 36,630
CRRC Corp. Ltd., Class A
12,300 13,247
CRRC Corp. Ltd., Class H
35,022 28,169
CSC Financial Co. Ltd., Class A
2,433 9,689
CSPC Pharmaceutical Group
Ltd.
63,820 82,441
Daqin Railway Co. Ltd., Class A
7,015 6,216
Dong-E-E-Jiao Co. Ltd., Class A
200 1,457
Dongfang Electric Corp. Ltd.,
Class A
2,280 6,333
Dongxing Securities Co. Ltd.,
Class A
600 1,029
East Money Information Co. Ltd.,
Class A
7,188 29,180
Eastroc Beverage Group Co.
Ltd., Class A
263 11,409
Ecovacs Robotics Co. Ltd., Class
A
500 6,803
Empyrean Technology Co. Ltd.,
Class A
400 6,909

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
ENN Energy Holdings Ltd.
5,761 46,188
ENN Natural Gas Co. Ltd., Class
A
100 264
Eoptolink Technology, Inc. Ltd.,
Class A
560 28,009
Eve Energy Co. Ltd., Class A
1,428 11,468
Everbright Securities Co. Ltd.,
Class A
2,000 5,631
Flat Glass Group Co. Ltd., Class
A
700 1,746
Focus Media Information
Technology Co. Ltd., Class A
8,020 9,358
Foshan Haitian Flavouring &
Food Co. Ltd., Class A
2,251 13,098
Fosun International Ltd.
18,480 12,540
Founder Securities Co. Ltd.,
Class A
1,900 2,305
Foxconn Industrial Internet Co.
Ltd., Class A
6,143 46,433
Fuyao Glass Industry Group Co.
Ltd., Class A
600 5,532
Fuyao Glass Industry Group Co.
Ltd., Class H, 144A
4,433 39,124
Ganfeng Lithium Group Co. Ltd.,
Class A
480 2,691
GD Power Development Co.
Ltd., Class A
7,854 5,283
GDS Holdings Ltd., Class A *
8,041 34,823
Genscript Biotech Corp. *
9,771 21,559
GF Securities Co. Ltd., Class A
3,600 11,060
Giant Biogene Holding Co. Ltd.,
144A
2,411 16,686
GigaDevice Semiconductor, Inc.,
Class A
133 2,969
GoerTek, Inc., Class A
1,900 9,797
Goldwind Science & Technology
Co. Ltd., Class A
1,138 1,825
Goneo Group Co. Ltd., Class A
697 4,614
Gotion High-tech Co. Ltd., Class
A
1,200 6,145
Great Wall Motor Co. Ltd., Class
A
1,576 5,721
Great Wall Motor Co. Ltd., Class
H
18,191 43,380
Gree Electric Appliances, Inc. of
Zhuhai, Class A
800 4,785
Guangdong Haid Group Co. Ltd.,
Class A
901 7,781
Guanghui Energy Co. Ltd., Class
A
3,641 2,710
Guangzhou Automobile Group
Co. Ltd., Class A
2,900 3,197
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A
600 2,237
Guangzhou Haige
Communications Group, Inc.
Co., Class A
3,500 7,185
Number
of Shares Value $
Guangzhou Tinci Materials
Technology Co. Ltd., Class A
1,940 5,860
Guolian Minsheng Securities Co.
Ltd., Class A
1,900 3,263
Guosen Securities Co. Ltd.,
Class A
4,200 8,746
Guotai Haitong Securities Co.
Ltd.
4,692 13,816
Guotai Haitong Securities Co.
Ltd., Class H, 144A
16,038 33,514
Guoyuan Securities Co. Ltd.,
Class A
30 39
H World Group Ltd., ADR
1,419 52,290
Haidilao International Holding
Ltd., 144A
13,148 23,258
Haier Smart Home Co. Ltd.,
Class A
1,900 7,006
Haier Smart Home Co. Ltd.,
Class H
17,838 60,043
Hainan Airlines Holding Co. Ltd.,
Class A *
3,364 751
Haitian International Holdings
Ltd.
5,773 16,307
Hangzhou First Applied Material
Co. Ltd., Class A
1,600 3,372
Hangzhou Silan Microelectronics
Co. Ltd., Class A
1,300 5,927
Hangzhou Tigermed Consulting
Co. Ltd., Class A
174 1,552
Hansoh Pharmaceutical Group
Co. Ltd., 144A
8,059 37,238
Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A
621 1,684
Henan Shuanghui Investment &
Development Co. Ltd., Class A
1,808 6,403
Hengan International Group Co.
Ltd.
5,160 16,389
Hengli Petrochemical Co. Ltd.,
Class A
3,502 8,660
Hengtong Optic-electric Co. Ltd.,
Class A
1,900 5,464
Hithink RoyalFlush Information
Network Co. Ltd., Class A
195 11,312
Horizon Robotics *
31,416 38,688
Hoshine Silicon Industry Co.
Ltd., Class A
500 3,702
Hua Hong Semiconductor Ltd.,
Class H, 144A *
5,388 37,185
Huadian Power International
Corp. Ltd., Class A
6,600 4,912
Huadong Medicine Co. Ltd.,
Class A
1,300 8,087
Huafon Chemical Co. Ltd., Class
A
2,500 2,822
Huaibei Mining Holdings Co.
Ltd., Class A
2,156 3,772
Hualan Biological Engineering,
Inc., Class A
2,141 5,141

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Huaneng Power International,
Inc., Class A
6,000 6,218
Huaneng Power International,
Inc., Class H
32,712 23,457
Huaqin Technology Co. Ltd.,
Class A
500 6,905
Huatai Securities Co. Ltd., Class
A
3,400 10,350
Huatai Securities Co. Ltd., Class
H, 144A
9,762 24,707
Huaxia Bank Co. Ltd., Class A
2,800 2,976
Huayu Automotive Systems Co.
Ltd., Class A
1,600 4,302
Huizhou Desay Sv Automotive
Co. Ltd., Class A
400 7,141
Humanwell Healthcare Group
Co. Ltd., Class A
1,500 4,297
Hunan Valin Steel Co. Ltd.,
Class A
4,600 3,837
Hundsun Technologies, Inc.,
Class A
389 2,048
Hygon Information Technology
Co. Ltd., Class A
1,117 30,510
IEIT Systems Co. Ltd., Class A
921 8,684
Iflytek Co. Ltd., Class A
1,250 9,364
Imeik Technology Development
Co. Ltd., Class A
232 6,319
Industrial & Commercial Bank of
China Ltd., Class A
29,300 30,569
Industrial & Commercial Bank of
China Ltd., Class H
495,928 367,071
Industrial Bank Co. Ltd., Class A
9,359 29,451
Industrial Securities Co. Ltd.,
Class A
6,700 6,407
Inner Mongolia BaoTou Steel
Union Co. Ltd., Class A
13,600 5,328
Inner Mongolia Dian Tou Energy
Corp. Ltd., Class A
8 23
Inner Mongolia Junzheng Energy
& Chemical Industry Group
Co. Ltd., Class A
2,800 2,198
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
3,500 14,041
Inner Mongolia Yitai Coal Co.
Ltd., Class B
7,863 15,915
Innovent Biologics, Inc., 144A *
11,143 138,439
Isoftstone Information
Technology Group Co. Ltd.,
Class A
330 2,777
J&T Global Express Ltd. *
18,284 24,393
JA Solar Technology Co. Ltd.,
Class A *
2,276 4,046
JCET Group Co. Ltd., Class A
1,300 7,283
JD Health International, Inc.,
144A *
9,412 75,822
JD Logistics, Inc., 144A *
15,508 25,523
JD.com, Inc., Class A
18,468 279,075
Number
of Shares Value $
Jiangsu Eastern Shenghong Co.
Ltd., Class A *
1,992 2,750
Jiangsu Expressway Co. Ltd.,
Class H
6,781 8,003
Jiangsu Hengli Hydraulic Co.
Ltd., Class A
804 10,095
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A
3,278 30,485
Jiangsu Hoperun Software Co.
Ltd., Class A *
800 7,358
Jiangsu King's Luck Brewery JSC
Ltd., Class A
778 4,729
Jiangsu Phoenix Publishing &
Media Corp. Ltd., Class A
3,656 5,791
Jiangsu Yanghe Distillery Co.
Ltd., Class A
800 8,303
Jiangsu Zhongtian Technology
Co. Ltd., Class A
2,496 5,692
Jiangxi Copper Co. Ltd., Class A
1,400 5,485
Jiangxi Copper Co. Ltd., Class H
9,778 28,623
Jinko Solar Co. Ltd., Class A *
5,688 4,529
Kanzhun Ltd., ADR *
2,838 67,034
KE Holdings, Inc., ADR
5,154 90,607
KE Holdings, Inc., Class A
1,074 6,269
Kingdee International Software
Group Co. Ltd. *
22,896 47,874
Kingsoft Corp. Ltd.
7,384 32,281
Kuaishou Technology, 144A *
20,825 201,291
Kuang-Chi Technologies Co.
Ltd., Class A
1,500 11,445
Kunlun Tech Co. Ltd., Class A *
200 1,180
Kweichow Moutai Co. Ltd.,
Class A
539 112,014
Laopu Gold Co. Ltd., Class H
215 19,582
LB Group Co. Ltd., Class A
1,916 5,001
Lenovo Group Ltd.
52,010 73,924
Lens Technology Co. Ltd., Class
A
3,076 13,437
Li Auto, Inc., Class A *
9,600 112,927
Li Ning Co. Ltd.
16,128 39,081
Lingyi iTech Guangdong Co.,
Class A
2,590 5,652
Longfor Group Holdings Ltd.,
144A
14,170 19,231
LONGi Green Energy Technology
Co. Ltd., Class A *
3,054 7,363
Luxshare Precision Industry Co.
Ltd., Class A
3,070 19,821
Luzhou Laojiao Co. Ltd., Class A
800 15,411
Mango Excellent Media Co. Ltd.,
Class A
1,803 6,603
Maxscend Microelectronics Co.
Ltd., Class A
448 5,208
Meitu, Inc., 144A *
26,309 39,891
Meituan, Class B, 144A *
38,205 503,323

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Metallurgical Corp. of China
Ltd., Class A
16,000 7,661
Midea Group Co. Ltd.
2,196 23,029
Midea Group Co. Ltd., Class A
1,800 18,630
MINISO Group Holding Ltd.
3,151 19,450
Montage Technology Co. Ltd.,
Class A
489 8,439
Muyuan Foods Co. Ltd., Class A
2,864 22,103
NARI Technology Co. Ltd., Class
A
4,223 12,897
National Silicon Industry Group
Co. Ltd., Class A *
907 2,641
NAURA Technology Group Co.
Ltd., Class A
317 16,581
NetEase, Inc.
13,226 360,362
New China Life Insurance Co.
Ltd., Class A
1,100 10,540
New China Life Insurance Co.
Ltd., Class H
6,422 39,658
New Hope Liuhe Co. Ltd., Class
A
2,400 3,330
New Oriental Education &
Technology Group, Inc.
9,214 43,213
Nexchip Semiconductor Corp.,
Class A
1,745 5,949
Ninestar Corp., Class A *
1,200 4,204
Ningbo Deye Technology Co.
Ltd., Class A
705 6,400
Ningbo Orient Wires & Cables
Co. Ltd., Class A
600 4,447
Ningbo Tuopu Group Co. Ltd.,
Class A
1,078 9,477
Ningxia Baofeng Energy Group
Co. Ltd., Class A
3,956 9,638
NIO, Inc., Class A *
11,974 77,722
Nongfu Spring Co. Ltd., Class
H, 144A
15,542 99,646
OFILM Group Co. Ltd., Class A *
3,200 5,954
OmniVision Integrated Circuits
Group, Inc.
586 11,786
Oppein Home Group, Inc., Class
A
460 3,575
Orient Securities Co. Ltd., Class
A
3,238 5,229
People's Insurance Co. Group of
China Ltd., Class A
6,700 8,448
People's Insurance Co. Group of
China Ltd., Class H
64,167 57,454
PetroChina Co. Ltd., Class A
7,632 9,345
PetroChina Co. Ltd., Class H
163,993 157,987
Pharmaron Beijing Co. Ltd.,
Class A
1,575 6,692
PICC Property & Casualty Co.
Ltd., Class H
51,374 123,632
Ping An Bank Co. Ltd., Class A
10,700 18,105
Ping An Insurance Group Co. of
China Ltd., Class A
4,917 41,343
Number
of Shares Value $
Ping An Insurance Group Co. of
China Ltd., Class H
51,565 372,408
Piotech, Inc., Class A
94 2,508
Poly Developments and
Holdings Group Co. Ltd.,
Class A
7,100 7,936
Pop Mart International Group
Ltd., 144A
4,154 171,798
Postal Savings Bank of China
Co. Ltd., Class A
16,616 14,092
Postal Savings Bank of China
Co. Ltd., Class H, 144A
68,863 47,790
Power Construction Corp. of
China Ltd., Class A
7,801 6,485
Qfin Holdings, Inc., ADR
798 23,238
Qinghai Salt Lake Industry Co.
Ltd., Class A *
1,900 5,411
Range Intelligent Computing
Technology Group Co. Ltd.,
Class A
800 6,624
Rongsheng Petrochemical Co.
Ltd., Class A
6,975 9,814
SAIC Motor Corp. Ltd., Class A
4,500 11,873
Sailun Group Co. Ltd., Class A
2,700 5,372
Sanan Optoelectronics Co. Ltd.,
Class A
3,400 7,223
Sany Heavy Industry Co. Ltd.,
Class A
3,164 9,343
Satellite Chemical Co. Ltd.,
Class A
2,190 6,178
SDIC Capital Co. Ltd., Class A
1,400 1,640
SDIC Power Holdings Co. Ltd.,
Class A
4,100 8,250
Seres Group Co. Ltd., Class A
830 15,956
SF Holding Co. Ltd., Class A
1,575 9,857
SG Micro Corp., Class A
256 2,796
Shaanxi Coal Industry Co. Ltd.,
Class A
4,200 12,019
Shandong Gold Mining Co. Ltd.,
Class A
1,736 8,132
Shandong Gold Mining Co. Ltd.,
Class H, 144A
5,526 20,812
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
1,296 4,992
Shandong Nanshan Aluminum
Co. Ltd., Class A
6,800 3,877
Shandong Sun Paper Industry
JSC Ltd., Class A
64 138
Shandong Weigao Group
Medical Polymer Co. Ltd.,
Class H
20,420 15,376
Shanghai Baosight Software Co.
Ltd., Class A
1,004 3,570
Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
44 946
Shanghai Electric Group Co.
Ltd., Class A *
6,300 7,847

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Shanghai International Airport
Co. Ltd., Class A
900 4,084
Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
1,900 4,981
Shanghai Pudong Development
Bank Co. Ltd., Class A
12,700 24,306
Shanghai Putailai New Energy
Technology Co. Ltd., Class A
942 2,966
Shanghai RAAS Blood Products
Co. Ltd., Class A
5,600 5,410
Shanghai Rural Commercial
Bank Co. Ltd., Class A
1,988 2,429
Shanghai United Imaging
Healthcare Co. Ltd., Class A
494 9,836
Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A
1,700 9,069
Shanjin International Gold Co.
Ltd., Class A
1,992 5,491
Shanxi Coking Coal Energy
Group Co. Ltd., Class A
1,740 1,725
Shanxi Lu'an Environmental
Energy Development Co. Ltd.,
Class A
2,300 4,189
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
580 16,453
Shengyi Technology Co. Ltd.,
Class A
135 1,009
Shennan Circuits Co. Ltd., Class
A
455 12,650
Shenwan Hongyuan Group Co.
Ltd., Class A
14,400 11,040
Shenzhen Inovance Technology
Co. Ltd., Class A
383 4,035
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
683 23,285
Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A
314 2,752
Shenzhen Salubris
Pharmaceuticals Co. Ltd.,
Class A
200 1,414
Shenzhen Transsion Holdings
Co. Ltd., Class A
441 5,574
Shenzhou International Group
Holdings Ltd.
6,501 51,246
Sichuan Changhong Electric Co.
Ltd., Class A
3,600 5,773
Sichuan Chuantou Energy Co.
Ltd., Class A
1,900 3,973
Sichuan Kelun Pharmaceutical
Co. Ltd., Class A
400 2,048
Sichuan Kelun-Biotech
Biopharmaceutical Co. Ltd.,
Class H *
382 22,257
Sichuan Road & Bridge Group
Co. Ltd., Class A
5,708 6,941
Silergy Corp.
2,728 27,530
Number
of Shares Value $
Sinopharm Group Co. Ltd.,
Class H
10,979 26,294
Sinotruk Hong Kong Ltd.
6,281 18,274
Smoore International Holdings
Ltd., 144A
13,763 33,386
SooChow Securities Co. Ltd.,
Class A
1,352 1,917
Sungrow Power Supply Co. Ltd.,
Class A
1,153 16,169
Sunny Optical Technology Group
Co. Ltd.
5,688 60,743
Sunwoda Electronic Co. Ltd.,
Class A
1,800 6,205
SUPCON Technology Co. Ltd.,
Class A
582 4,250
Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A
898 8,325
Suzhou TFC Optical
Communication Co. Ltd.,
Class A
200 5,575
TAL Education Group, ADR *
3,226 34,260
TBEA Co. Ltd., Class A
2,130 4,235
TCL Technology Group Corp.,
Class A
11,716 7,633
TCL Zhonghuan Renewable
Energy Technology Co. Ltd.,
Class A *
3,361 3,955
Tencent Holdings Ltd.
49,173 3,762,644
Tencent Music Entertainment
Group, ADR
4,419 108,354
Tianqi Lithium Corp., Class A *
1,200 7,407
Tianshan Aluminum Group Co.
Ltd., Class A
774 1,097
Tingyi Cayman Islands Holding
Corp.
16,114 22,800
Tongcheng Travel Holdings Ltd.
9,564 26,917
TongFu Microelectronics Co.
Ltd., Class A
340 1,580
Tongling Nonferrous Metals
Group Co. Ltd., Class A
2,600 1,647
Tongwei Co. Ltd., Class A *
3,200 9,899
TravelSky Technology Ltd., Class
H
7,979 11,126
Trina Solar Co. Ltd., Class A *
1,708 3,974
Tsingtao Brewery Co. Ltd., Class
A
500 4,880
Tsingtao Brewery Co. Ltd., Class
H
4,875 31,612
Unigroup Guoxin
Microelectronics Co. Ltd.,
Class A
773 8,854
Unisplendour Corp. Ltd., Class A
1,954 7,655
Victory Giant Technology
Huizhou Co. Ltd., Class A
400 15,013
Vipshop Holdings Ltd., ADR
2,593 43,407
Wanhua Chemical Group Co.
Ltd., Class A
1,758 16,934

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Weichai Power Co. Ltd., Class A
3,100 6,590
Weichai Power Co. Ltd., Class H
15,097 31,567
Wens Foodstuff Group Co. Ltd.,
Class A
3,606 9,210
Western Securities Co. Ltd.,
Class A
900 1,131
Western Superconducting
Technologies Co. Ltd., Class A
789 6,909
Wingtech Technology Co. Ltd.,
Class A *
1,014 6,184
Wuliangye Yibin Co. Ltd., Class A
1,907 34,685
WUS Printed Circuit Kunshan
Co. Ltd., Class A
632 6,105
WuXi AppTec Co. Ltd., Class A
782 11,343
WuXi AppTec Co. Ltd., Class H,
144A
3,075 42,562
Wuxi Biologics Cayman, Inc.,
144A *
25,436 108,329
WuXi XDC Cayman, Inc. *
2,346 17,033
XCMG Construction Machinery
Co. Ltd., Class A
7,200 9,665
Xiamen C & D, Inc., Class A
1,600 2,615
Xiamen Tungsten Co. Ltd., Class
A
1,800 7,780
Xiaomi Corp., Class B, 144A *
131,210 889,545
Xinjiang Daqo New Energy Co.
Ltd., Class A *
1,567 7,083
Xinyi Solar Holdings Ltd.
32,654 14,116
XPeng, Inc., Class A *
9,664 104,010
Yadea Group Holdings Ltd., 144A
10,206 17,714
Yankuang Energy Group Co. Ltd.,
Class A
3,273 5,952
Yankuang Energy Group Co. Ltd.,
Class H
25,458 29,555
Yantai Jereh Oilfield Services
Group Co. Ltd., Class A
1,100 7,328
Yealink Network Technology
Corp. Ltd., Class A
1,044 5,540
Yifeng Pharmacy Chain Co. Ltd.,
Class A
1,024 3,414
Yihai Kerry Arawana Holdings
Co. Ltd., Class A
900 4,254
Yonghui Superstores Co. Ltd.,
Class A *
3,300 2,400
Yonyou Network Technology Co.
Ltd., Class A *
2,697 6,237
Youngor Fashion Co. Ltd., Class
A
500 526
YTO Express Group Co. Ltd.,
Class A
2,500 5,950
Yum China Holdings, Inc.
2,863 128,322
Yunnan Aluminium Co. Ltd.,
Class A
464 1,263
Yunnan Baiyao Group Co. Ltd.,
Class A
400 3,234
Yunnan Yuntianhua Co. Ltd.,
Class A
1,500 5,731
Number
of Shares Value $
Yutong Bus Co. Ltd., Class A
1,700 6,593
Zangge Mining Co. Ltd., Class A
1,300 9,841
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class A
300 8,813
Zhaojin Mining Industry Co. Ltd.,
Class H
14,435 44,626
Zhejiang China Commodities
City Group Co. Ltd., Class A
3,300 10,426
Zhejiang Chint Electrics Co. Ltd.,
Class A
100 385
Zhejiang Dahua Technology Co.
Ltd., Class A
1,632 4,450
Zhejiang Expressway Co. Ltd.,
Class H
10,818 9,534
Zhejiang Huayou Cobalt Co. Ltd.,
Class A
27 182
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
1,100 4,660
Zhejiang Juhua Co. Ltd., Class A
1,740 9,453
Zhejiang Leapmotor Technology
Co. Ltd., Class H, 144A *
3,875 32,161
Zhejiang NHU Co. Ltd., Class A
1,483 5,185
Zhejiang Weiming Environment
Protection Co. Ltd., Class A
1,500 4,059
Zhejiang Zheneng Electric Power
Co. Ltd., Class A
9,300 6,634
Zheshang Securities Co. Ltd.,
Class A
2,100 3,562
Zhongji Innolight Co. Ltd., Class
A
411 20,483
Zhongjin Gold Corp. Ltd., Class A
1,800 4,036
Zhongtai Securities Co. Ltd.,
Class A
4,000 4,050
Zhuzhou CRRC Times Electric
Co. Ltd., Class A
771 5,241
Zhuzhou CRRC Times Electric
Co. Ltd., Class H
2,995 15,268
Zijin Mining Group Co. Ltd.,
Class A
10,400 33,705
Zijin Mining Group Co. Ltd.,
Class H
43,387 142,369
Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A
5,076 5,239
ZTE Corp., Class A
1,900 12,123
ZTE Corp., Class H
4,769 21,424
ZTO Express Cayman, Inc.
3,079 55,533
(Cost $11,435,967)
17,347,331
Colombia — 0.1%
Grupo Cibest SA
1,905 27,978
Interconexion Electrica SA ESP
4,027 21,853
(Cost $35,274)
49,831
Czech Republic — 0.2%
CEZ AS
1,055 65,957
Komercni Banka AS
602 29,401

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Moneta Money Bank AS, 144A
1,731 12,685
(Cost $51,659)
108,043
Egypt — 0.1%
Commercial International Bank -
Egypt (CIB)
17,129 34,255
Eastern Co. SAE
9,146 7,287
Talaat Moustafa Group
8,338 9,521
(Cost $46,343)
51,063
Greece — 0.6%
Alpha Bank SA
16,418 65,055
Eurobank Ergasias Services and
Holdings SA
20,510 75,343
Hellenic Telecommunications
Organization SA
1,236 22,991
JUMBO SA
891 31,772
National Bank of Greece SA
6,887 95,316
OPAP SA
1,313 29,447
Piraeus Financial Holdings SA *
8,466 65,468
Public Power Corp. SA
1,563 26,112
(Cost $225,643)
411,504
Hong Kong — 3.7%
Alibaba Group Holding Ltd.
122,437 1,817,197
Alibaba Health Information
Technology Ltd. *
44,438 31,125
Beijing Enterprises Holdings Ltd.
3,616 15,010
Beijing Enterprises Water Group
Ltd.
31,702 10,573
Bosideng International Holdings
Ltd.
32,596 18,774
C&D International Investment
Group Ltd.
7,164 17,020
China Gas Holdings Ltd.
20,048 20,008
China Merchants Port Holdings
Co. Ltd.
11,217 21,569
China Overseas Land &
Investment Ltd.
29,059 51,852
China Power International
Development Ltd.
26,014 10,445
China Resources Beer Holdings
Co. Ltd.
11,308 40,587
China Resources Gas Group Ltd.
6,953 17,856
China Resources Land Ltd.
23,456 91,953
China Resources Power
Holdings Co. Ltd.
15,685 36,117
China Ruyi Holdings Ltd. *
66,767 24,667
China State Construction
International Holdings Ltd.
9,842 13,484
China Taiping Insurance
Holdings Co. Ltd.
12,454 25,849
Chow Tai Fook Jewellery Group
Ltd.
15,528 29,002
Far East Horizon Ltd.
12,346 11,799
GCL Technology Holdings Ltd. *
188,899 30,290
Geely Automobile Holdings Ltd.
44,861 112,563
Number
of Shares Value $
Guangdong Investment Ltd.
24,084 22,584
Kunlun Energy Co. Ltd.
29,793 27,670
NetEase Cloud Music, Inc.,
144A *
680 24,372
Orient Overseas International
Ltd.
1,049 18,341
Sino Biopharmaceutical Ltd.
80,180 83,415
Want Want China Holdings Ltd.
33,898 23,481
(Cost $2,211,514)
2,647,603
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC
3,386 29,122
OTP Bank Nyrt
1,712 149,214
Richter Gedeon Nyrt
998 30,251
(Cost $96,666)
208,587
India — 15.9%
ABB India Ltd.
387 21,929
Adani Enterprises Ltd.
1,147 29,184
Adani Ports & Special Economic
Zone Ltd.
3,990 59,373
Adani Power Ltd. *
4,714 32,094
Alkem Laboratories Ltd.
357 21,461
Ambuja Cements Ltd.
4,393 28,044
APL Apollo Tubes Ltd.
1,363 24,792
Apollo Hospitals Enterprise Ltd.
809 69,783
Ashok Leyland Ltd.
22,000 31,665
Asian Paints Ltd.
2,513 71,741
Astral Ltd.
717 11,051
AU Small Finance Bank Ltd.,
144A
3,062 24,922
Aurobindo Pharma Ltd.
2,148 25,027
Avenue Supermarts Ltd., 144A *
1,281 69,051
Axis Bank Ltd.
17,314 205,123
Bajaj Auto Ltd.
515 50,386
Bajaj Finance Ltd.
21,628 215,206
Bajaj Finserv Ltd.
2,838 61,554
Bajaj Holdings & Investment Ltd.
186 26,923
Balkrishna Industries Ltd.
557 14,454
Bank of Baroda
8,860 23,382
Bharat Electronics Ltd.
27,455 114,957
Bharat Forge Ltd.
1,882 23,608
Bharat Heavy Electricals Ltd.
9,304 21,937
Bharat Petroleum Corp. Ltd.
10,805 37,746
Bharti Airtel Ltd.
19,847 424,911
Bosch Ltd.
54 24,459
Britannia Industries Ltd.
862 56,904
BSE Ltd.
1,575 37,422
Canara Bank
15,649 18,417
CG Power & Industrial Solutions
Ltd..
5,325 41,907
Cholamandalam Investment and
Finance Co. Ltd.
3,111 50,098
Cipla Ltd.
4,303 77,522

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Coal India Ltd.
14,261 60,585
Colgate-Palmolive India Ltd.
1,089 28,783
Container Corp. Of India Ltd.
2,100 12,553
Coromandel International Ltd.
907 23,739
Cummins India Ltd.
976 42,329
Dabur India Ltd.
3,916 23,130
Divi's Laboratories Ltd.
944 65,608
Dixon Technologies India Ltd.
276 52,214
DLF Ltd.
5,827 48,813
Dr Reddy's Laboratories Ltd.
4,616 65,931
Eicher Motors Ltd.
1,100 76,095
Eternal Ltd. *
18,349 65,297
FSN E-Commerce Ventures
Ltd. *
8,889 23,189
GAIL India Ltd.
18,650 36,586
GMR Airports Ltd. *
23,095 22,531
Godrej Consumer Products Ltd.
3,021 42,550
Godrej Properties Ltd. *
1,262 27,861
Grasim Industries Ltd.
2,064 64,936
Havells India Ltd.
1,682 29,086
HCL Technologies Ltd.
7,051 116,271
HDFC Asset Management Co.
Ltd., 144A
742 45,947
HDFC Bank Ltd.
87,192 940,478
HDFC Life Insurance Co. Ltd.,
144A
7,193 62,947
Hero MotoCorp Ltd.
962 55,477
Hindalco Industries Ltd.
9,879 78,827
Hindustan Aeronautics Ltd.
1,535 75,383
Hindustan Petroleum Corp. Ltd.
7,582 32,305
Hindustan Unilever Ltd.
6,234 187,946
Hitachi Energy India Ltd.
101 21,878
Hyundai Motor India Ltd.
1,281 35,725
ICICI Bank Ltd.
40,682 644,562
ICICI Lombard General Insurance
Co. Ltd., 144A
2,011 41,933
ICICI Prudential Life Insurance
Co. Ltd., 144A
3,178 21,608
IDFC First Bank Ltd.
23,354 17,998
Indian Hotels Co. Ltd.
6,334 54,453
Indian Oil Corp. Ltd.
22,599 34,996
Indian Railway Catering &
Tourism Corp. Ltd.
1,549 12,149
Indus Towers Ltd. *
10,214 39,201
IndusInd Bank Ltd. *
4,686 39,279
Info Edge India Ltd.
2,761 42,503
Infosys Ltd.
25,665 427,521
InterGlobe Aviation Ltd., 144A
1,486 95,099
ITC Ltd.
23,185 107,682
Jindal Stainless Ltd.
2,384 20,617
Jindal Steel Ltd.
2,616 28,045
Jio Financial Services Ltd.
22,414 79,191
JSW Energy Ltd.
3,733 20,668
Number
of Shares Value $
JSW Steel Ltd.
4,669 54,330
Jubilant Foodworks Ltd.
2,997 21,325
Kalyan Jewellers India Ltd. *
3,561 20,349
Kotak Mahindra Bank Ltd.
8,446 187,668
Larsen & Toubro Ltd.
5,160 210,616
Lodha Developers Ltd., 144A
2,170 29,327
LTIMindtree Ltd., 144A
583 33,923
Lupin Ltd.
1,807 38,812
Mahindra & Mahindra Ltd.
7,063 256,147
Mankind Pharma Ltd.
1,038 29,078
Marico Ltd.
4,302 35,394
Maruti Suzuki India Ltd.
966 161,954
Max Healthcare Institute Ltd.
5,838 76,384
Mphasis Ltd.
818 25,850
MRF Ltd.
19 30,357
Muthoot Finance Ltd.
847 25,325
Nestle India Ltd.
5,240 68,672
NHPC Ltd.
24,205 21,189
NMDC Ltd.
18,974 14,797
NTPC Ltd.
33,171 123,155
Oberoi Realty Ltd.
1,075 19,628
Oil & Natural Gas Corp. Ltd.
23,027 61,000
Oil India Ltd.
4,107 18,169
Oracle Financial Services
Software Ltd.
184 17,297
Page Industries Ltd.
48 24,122
PB Fintech Ltd. *
2,682 53,833
Persistent Systems Ltd.
799 48,050
Petronet LNG Ltd.
5,900 18,023
Phoenix Mills Ltd. *
1,589 27,074
PI Industries Ltd.
564 23,620
Pidilite Industries Ltd.
1,114 38,516
Polycab India Ltd.
437 35,124
Power Finance Corp. Ltd.
10,969 47,209
Power Grid Corp. of India Ltd.
35,254 109,990
Prestige Estates Projects Ltd.
1,441 25,510
Punjab National Bank
14,967 17,114
Rail Vikas Nigam Ltd.
4,271 14,649
REC Ltd.
9,604 38,101
Reliance Industries Ltd., GDR,
144A
2,239 134,564
Reliance Industries Ltd.
38,101 586,135
Samvardhana Motherson
International Ltd.
38,436 40,408
SBI Cards & Payment Services
Ltd.
2,332 21,239
SBI Life Insurance Co. Ltd., 144A
3,398 69,541
Shree Cement Ltd.
73 24,224
Shriram Finance Ltd.
10,792 70,980
Siemens Ltd.
738 25,628
Solar Industries India Ltd.
202 31,586
SRF Ltd.
1,050 33,758

DBX ETF Trust | 11
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
State Bank of India
13,674 124,382
Sun Pharmaceutical Industries
Ltd.
7,383 133,437
Sundaram Finance Ltd.
555 28,269
Supreme Industries Ltd.
445 22,553
Suzlon Energy Ltd. *
73,704 47,143
Swiggy Ltd. *
6,524 30,301
Tata Communications Ltd.
951 16,693
Tata Consultancy Services Ltd.
6,849 239,474
Tata Consumer Products Ltd.
4,632 55,937
Tata Elxsi Ltd.
254 15,069
Tata Motors Ltd.
15,193 115,209
Tata Power Co. Ltd.
12,780 54,199
Tata Steel Ltd.
56,315 98,608
Tech Mahindra Ltd.
3,985 66,914
Titan Co. Ltd.
2,698 110,974
Torrent Pharmaceuticals Ltd.
860 34,701
Torrent Power Ltd.
1,145 15,928
Trent Ltd.
1,414 84,914
Tube Investments of India Ltd.
876 29,407
TVS Motor Co. Ltd.
1,797 66,740
UltraTech Cement Ltd.
873 125,077
Union Bank of India Ltd.
13,496 19,094
United Spirits Ltd.
2,119 31,488
UPL Ltd.
3,339 27,089
Varun Beverages Ltd.
10,349 57,145
Vedanta Ltd.
11,037 52,625
Vishal Mega Mart Ltd. *
15,326 25,955
Vodafone Idea Ltd. *
206,018 15,155
Voltas Ltd.
1,728 26,912
Waaree Energies Ltd. *
640 24,679
Wipro Ltd.
9,812 27,739
Wipro Ltd., ADR
11,330 31,271
Yes Bank Ltd. *
118,097 25,568
Zydus Lifesciences Ltd.
1,637 18,204
(Cost $6,644,472)
11,278,135
Indonesia — 1.2%
Amman Mineral Internasional
PT *
111,046 52,863
Dian Swastatika Sentosa TBK
PT *
7,000 42,110
GoTo Gojek Tokopedia Tbk PT *
6,888,096 24,227
Petrindo Jaya Kreasi TBK PT
174,573 16,515
PT Astra International Tbk
163,384 54,494
PT Bank Central Asia Tbk
425,797 208,509
PT Bank Mandiri Persero Tbk
279,314 80,119
PT Bank Negara Indonesia
Persero Tbk
111,926 29,729
PT Bank Rakyat Indonesia
Persero Tbk
515,155 126,524
PT Barito Pacific Tbk *
161,744 21,481
PT Chandra Asri Pacific Tbk
65,787 32,913
Number
of Shares Value $
PT Charoen Pokphand Indonesia
Tbk
39,682 10,276
PT Indofood CBP Sukses
Makmur Tbk
20,040 10,907
PT Indofood Sukses Makmur Tbk
32,639 14,746
PT Kalbe Farma Tbk
183,129 13,493
PT Sumber Alfaria Trijaya Tbk
135,154 18,032
PT Telkom Indonesia Persero
Tbk
388,837 73,806
PT United Tractors Tbk
11,025 16,314
(Cost $892,397)
847,058
Ireland — 0.9%
PDD Holdings, Inc., ADR *
(Cost $535,134)
5,433 653,155
Kazakhstan — 0.0%
Solidcore Resources PLC * (a)
(Cost $66,377)
4,065 0
Kuwait — 0.8%
Boubyan Bank KSCP
10,412 23,554
Gulf Bank KSCP
14,631 16,334
Kuwait Finance House KSCP
85,432 215,643
Mabanee Co KPSC
6,225 19,524
Mobile Telecommunications Co.
KSCP
16,288 27,302
National Bank of Kuwait SAKP
64,322 215,003
Warba Bank KSCP *
19,586 18,018
(Cost $341,693)
535,378
Luxembourg — 0.1%
Reinet Investments SCA
1,164 35,333
Zabka Group SA *
2,388 14,287
(Cost $36,089)
49,620
Malaysia — 1.2%
AMMB Holdings Bhd
22,246 28,380
Axiata Group Bhd
25,099 14,376
Celcomdigi Bhd
24,660 21,479
CIMB Group Holdings Bhd
60,289 106,023
Gamuda Bhd
33,491 44,073
Hong Leong Bank Bhd
5,441 25,859
IHH Healthcare Bhd
15,750 25,312
IOI Corp. Bhd
15,694 14,338
Kuala Lumpur Kepong Bhd
3,239 15,087
Malayan Banking Bhd
45,218 105,955
Maxis Bhd
15,696 13,003
MISC Bhd
12,100 21,250
MR DIY Group M Bhd, 144A
21,900 7,672
Nestle Malaysia Bhd
483 10,863
Petronas Chemicals Group Bhd
15,824 16,217
Petronas Dagangan Bhd
1,704 8,542
Petronas Gas Bhd
5,790 25,545
Press Metal Aluminium Holdings
Bhd
31,150 40,993

12 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Public Bank Bhd
113,010 114,214
QL Resources Bhd
16,650 16,157
RHB Bank Bhd
13,681 21,177
SD Guthrie Bhd
18,323 21,901
Sunway Bhd
21,400 24,920
Telekom Malaysia Bhd
10,645 17,687
Tenaga Nasional Bhd
19,905 62,188
YTL Corp. Bhd
35,400 21,449
YTL Power International Bhd
26,400 25,182
(Cost $693,495)
869,842
Mexico — 1.9%
Alfa SAB de CV, Class A
29,403 22,071
America Movil SAB de CV,
Series B
138,751 138,123
Arca Continental SAB de CV
4,506 45,962
Cemex SAB de CV, Series CPO
119,569 108,201
Coca-Cola Femsa SAB de CV
4,181 35,496
Fibra Uno Administracion SA de
CV REIT
19,781 27,810
Fomento Economico Mexicano
SAB de CV
13,414 116,191
Gruma SAB de CV, Class B
1,191 20,475
Grupo Aeroportuario del Centro
Norte SAB de CV
2,075 26,538
Grupo Aeroportuario del Pacifico
SAB de CV, Class B
3,028 72,820
Grupo Aeroportuario del Sureste
SAB de CV, Class B
1,369 44,669
Grupo Bimbo SAB de CV, Series
A
10,966 34,106
Grupo Carso SAB de CV, Series
A1
4,547 30,126
Grupo Comercial Chedraui SA
de CV
1,878 15,182
Grupo Financiero Banorte SAB
de CV, Class O
19,222 175,799
Grupo Financiero Inbursa SAB
de CV, Class O
12,957 34,148
Grupo Mexico SAB de CV, Series
B
23,543 154,330
Industrias Penoles SAB de CV *
1,609 52,455
Kimberly-Clark de Mexico SAB
de CV, Class A
11,387 21,384
Prologis Property Mexico SA de
CV REIT
8,690 32,046
Promotora y Operadora de
Infraestructura SAB de CV
1,373 17,177
Qualitas Controladora SAB de
CV
1,571 14,166
Wal-Mart de Mexico SAB de CV
38,799 115,828
(Cost $1,095,610)
1,355,103
Netherlands — 0.1%
Nebius Group N.V., Class A * (a)
4,277 0
NEPI Rockcastle NV *
4,028 33,455
(Cost $350,703)
33,455
Number
of Shares Value $
Peru — 0.2%
Cia de Minas Buenaventura
SAA, ADR
1,333 25,514
Credicorp Ltd.
500 128,600
(Cost $99,831)
154,114
Philippines — 0.4%
Ayala Corp.
2,174 20,734
Ayala Land, Inc.
44,324 21,718
Bank of the Philippine Islands
16,196 32,026
BDO Unibank, Inc.
19,420 45,946
International Container Terminal
Services, Inc.
8,021 67,795
Jollibee Foods Corp.
4,953 20,108
Manila Electric Co.
2,310 21,626
Metropolitan Bank & Trust Co.
15,642 19,161
PLDT, Inc.
446 9,046
SM Investments Corp.
1,803 23,821
SM Prime Holdings, Inc.
66,179 26,752
(Cost $285,266)
308,733
Poland — 1.0%
Allegro.eu SA, 144A *
5,548 55,599
Bank Millennium SA *
4,506 17,424
Bank Polska Kasa Opieki SA
1,412 71,013
Budimex SA
92 13,448
CCC SA *
406 18,597
CD Projekt SA
480 33,197
Dino Polska SA, 144A *
3,612 45,035
KGHM Polska Miedz SA *
1,140 40,047
LPP SA
8 37,873
mBank SA *
115 27,717
ORLEN SA
4,475 95,525
PGE Polska Grupa Energetyczna
SA *
7,058 21,976
Powszechna Kasa Oszczednosci
Bank Polski SA
6,735 131,236
Powszechny Zaklad Ubezpieczen
SA
4,572 75,989
Santander Bank Polska SA
316 43,883
(Cost $579,100)
728,559
Qatar — 0.7%
Al Rayan Bank
46,187 30,508
Barwa Real Estate Co.
19,846 14,913
Commercial Bank PSQC
22,351 28,852
Dukhan Bank
10,641 10,714
Industries Qatar QSC
10,797 38,105
Mesaieed Petrochemical Holding
Co.
39,417 14,723
Ooredoo QPSC
7,018 24,826
Qatar Electricity & Water Co.
QSC
3,702 16,065
Qatar Fuel QSC
3,714 15,270
Qatar Gas Transport Co. Ltd.
20,565 26,716

DBX ETF Trust | 13
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Qatar International Islamic Bank
QSC
8,489 26,346
Qatar Islamic Bank QPSC
13,250 89,158
Qatar National Bank QPSC
35,615 185,852
(Cost $393,008)
522,048
Russia — 0.0%
Alrosa PJSC * (a)
34,709 0
Gazprom PJSC * (a)
164,723 0
GMK Norilskiy Nickel PAO * (a)
88,300 0
Inter RAO UES PJSC * (a)
490,959 0
LUKOIL PJSC * (a)
5,651 0
Magnit PJSC * (a)
933 0
Mobile TeleSystems PJSC, ADR
* (a)
6,594 0
Moscow Exchange MICEX-RTS
PJSC * (a)
20,735 0
Novatek PJSC * (a)
12,810 0
Novolipetsk Steel PJSC * (a)
21,183 0
Ozon Holdings PLC, ADR * (a)
700 0
PhosAgro PJSC * (a)
713 0
PhosAgro PJSC, GDR * (a)
13 0
Polyus PJSC * (a)
4,760 0
Rosneft Oil Co. PJSC * (a)
14,582 0
Sberbank of Russia PJSC * (a)
146,997 0
Severstal PAO * (a)
707 0
Severstal PAO, GDR * (a)
2,248 0
Surgutneftegas PAO * (a)
68,300 0
Surgutneftegas PAO, ADR * (a)
2,000 0
Tatneft PJSC * (a)
17,973 0
TKS Holding MKPAO JSC * (a)
58 0
United Co. RUSAL International
PJSC * (a)
39,327 0
VK IPJSC, GDR * (a)
1,643 0
VK IPJSC * (a)
48 0
VTB Bank PJSC * (a)
9,756 0
X5 Retail Group NV, GDR * (a)
1,749 0
(Cost $2,514,228)
0
Saudi Arabia — 3.1%
ACWA Power Co. *
1,191 67,450
Ades Holding Co.
3,069 12,220
Al Rajhi Bank
15,046 377,734
Al Rajhi Co. For Co.-Operative
Insurance *
355 11,041
Alinma Bank
9,606 64,515
Almarai Co. JSC
3,840 48,693
Arab National Bank
7,285 45,626
Arabian Internet &
Communications Services Co.
212 13,645
Bank AlBilad
6,079 42,350
Bank Al-Jazira *
4,880 15,789
Banque Saudi Fransi
9,111 39,385
Bupa Arabia for Cooperative
Insurance Co.
680 26,514
Number
of Shares Value $
Co. for Cooperative Insurance
457 14,274
Dallah Healthcare Co.
315 10,905
Dar Al Arkan Real Estate
Development Co. *
4,069 20,301
Dr Sulaiman Al Habib Medical
Services Group Co.
630 40,464
Elm Co.
172 39,308
Etihad Etisalat Co.
2,718 46,324
Jarir Marketing Co.
3,661 12,440
Mouwasat Medical Services Co.
925 17,848
Nahdi Medical Co.
371 11,430
Riyad Bank
11,264 77,931
SABIC Agri-Nutrients Co.
1,864 60,309
Sahara International
Petrochemical Co.
3,209 17,233
SAL Saudi Logistics Services
227 10,285
Saudi Arabian Mining Co. *
10,221 142,193
Saudi Arabian Oil Co., 144A
45,958 290,284
Saudi Aramco Base Oil Co.
379 8,717
Saudi Awwal Bank
7,249 58,267
Saudi Basic Industries Corp.
6,485 105,428
Saudi Electricity Co.
5,648 21,871
Saudi Investment Bank
5,435 19,670
Saudi National Bank
22,671 210,384
Saudi Research & Media Group *
302 13,964
Saudi Tadawul Group Holding
Co.
441 20,027
Saudi Telecom Co.
15,312 171,394
Yanbu National Petrochemical
Co.
1,784 15,623
(Cost $1,837,049)
2,221,836
Singapore — 0.5%
BOC Aviation Ltd., 144A
1,683 15,069
Trip.com Group Ltd.
4,787 354,934
(Cost $182,534)
370,003
South Africa — 2.9%
Absa Group Ltd.
6,492 69,484
Bid Corp. Ltd.
2,683 70,157
Bidvest Group Ltd.
2,381 31,976
Capitec Bank Holdings Ltd.
649 131,296
Clicks Group Ltd.
1,844 39,004
Discovery Ltd.
4,160 51,175
FirstRand Ltd.
39,449 166,406
Gold Fields Ltd.
6,764 222,288
Harmony Gold Mining Co. Ltd.
4,467 59,550
Impala Platinum Holdings Ltd. *
6,917 62,527
MTN Group Ltd.
12,887 109,437
Naspers Ltd., Class N
1,202 395,806
Nedbank Group Ltd.
3,544 45,489
Old Mutual Ltd.
29,711 23,412
OUTsurance Group Ltd.
7,283 31,361
Pepkor Holdings Ltd., 144A
26,736 38,497

14 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Remgro Ltd.
4,323 41,549
Sanlam Ltd.
13,329 68,912
Sasol Ltd. *
4,635 31,326
Shoprite Holdings Ltd.
3,688 54,971
Sibanye Stillwater Ltd. *
21,996 41,573
Standard Bank Group Ltd.
10,344 145,930
Valterra Platinum Ltd.
1,562 71,543
Vodacom Group Ltd.
4,520 36,429
(Cost $1,864,327)
2,040,098
South Korea — 10.0%
Alteogen, Inc. *
310 97,777
Amorepacific Corp.
226 19,556
Celltrion, Inc.
1,234 148,763
Coway Co. Ltd.
475 35,602
DB Insurance Co. Ltd.
384 36,432
Doosan Bobcat, Inc. *
333 12,791
Doosan Co. Ltd.
61 24,571
Doosan Enerbility Co. Ltd. *
3,506 155,598
Ecopro BM Co. Ltd. *
347 30,251
Ecopro Co. Ltd.
838 30,500
Hana Financial Group, Inc.
2,126 125,702
Hanjin Kal Corp.
173 13,912
Hankook Tire & Technology Co.
Ltd.
508 14,671
Hanmi Semiconductor Co. Ltd.
379 23,717
Hanwha Aerospace Co. Ltd.
255 162,144
Hanwha Ocean Co. Ltd. *
958 77,178
Hanwha Systems Co. Ltd.
609 22,297
HD Hyundai Co. Ltd.
295 29,092
HD Hyundai Electric Co. Ltd.
185 65,537
HD Hyundai Heavy Industries
Co. Ltd.
171 63,960
HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
326 95,320
HLB, Inc. *
832 22,592
HMM Co. Ltd.
2,094 33,287
HYBE Co. Ltd. *
164 33,856
Hyosung Heavy Industries Corp.
46 41,029
Hyundai Glovis Co. Ltd.
272 36,078
Hyundai Mobis Co. Ltd.
441 101,031
Hyundai Motor Co.
1,020 161,410
Hyundai Rotem Co. Ltd.
610 84,288
Industrial Bank of Korea
2,377 32,520
Kakao Corp.
2,310 103,848
KakaoBank Corp.
1,478 26,206
KB Financial Group, Inc.
2,835 220,642
Kia Corp.
1,828 139,113
Korea Aerospace Industries Ltd.
534 36,567
Korea Electric Power Corp.
1,878 49,103
Korea Investment Holdings Co.
Ltd.
278 26,875
Korea Zinc Co. Ltd.
32 18,897
Number
of Shares Value $
Korean Air Lines Co. Ltd.
1,522 26,001
Krafton, Inc. *
224 52,767
KT&G Corp.
731 70,826
LG Chem Ltd.
389 77,646
LG Corp.
604 32,367
LG Display Co. Ltd. *
2,523 21,777
LG Electronics, Inc.
863 45,874
LG Energy Solution Ltd. *
362 91,655
LG H&H Co. Ltd.
67 14,241
LG Uplus Corp.
1,806 19,291
Lig Nex1 Co. Ltd.
105 36,970
LS Electric Co. Ltd.
116 23,738
Meritz Financial Group, Inc.
619 56,323
Mirae Asset Securities Co. Ltd.
1,655 22,797
NAVER Corp.
1,098 169,409
NH Investment & Securities Co.
Ltd.
1,085 15,164
Orion Corp.
154 11,941
POSCO Future M Co. Ltd. *
250 25,409
POSCO Holdings, Inc.
555 113,974
Posco International Corp.
431 14,881
Samsung Biologics Co. Ltd.,
144A *
132 95,042
Samsung C&T Corp.
649 78,333
Samsung Electro-Mechanics
Co. Ltd.
453 52,297
Samsung Electronics Co. Ltd.
36,257 1,817,740
Samsung Fire & Marine
Insurance Co. Ltd.
235 75,051
Samsung Heavy Industries Co.
Ltd. *
5,174 79,271
Samsung Life Insurance Co. Ltd.
590 60,729
Samsung SDI Co. Ltd.
461 68,640
Samsung SDS Co. Ltd.
323 34,223
Samyang Foods Co. Ltd.
31 34,919
Shinhan Financial Group Co. Ltd.
3,255 152,887
SK Biopharmaceuticals Co.
Ltd. *
295 20,922
SK Hynix, Inc.
4,179 808,596
SK Innovation Co. Ltd.
550 39,917
SK Square Co. Ltd. *
726 77,809
SK Telecom Co. Ltd.
470 18,323
SK, Inc.
280 41,690
S-Oil Corp. *
343 14,877
Woori Financial Group, Inc.
4,945 88,211
Yuhan Corp.
422 34,452
(Cost $3,434,280)
7,089,693
Taiwan — 18.7%
Accton Technology Corp.
3,877 128,728
Acer, Inc.
22,359 21,613
Advantech Co. Ltd.
4,002 45,035
Airtac International Group
1,153 29,759
Alchip Technologies Ltd.
591 78,395

DBX ETF Trust | 15
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
ASE Technology Holding Co. Ltd.
24,554 121,286
Asia Cement Corp.
18,997 23,024
Asia Vital Components Co. Ltd.
2,714 89,669
Asustek Computer, Inc.
5,666 117,140
AUO Corp. *
42,118 17,705
Caliway Biopharmaceuticals Co.
Ltd. *
8,000 52,863
Catcher Technology Co. Ltd.
4,710 29,043
Cathay Financial Holding Co.
Ltd.
71,255 143,352
Chailease Holding Co. Ltd.
12,067 45,987
Chang Hwa Commercial Bank
Ltd.
50,008 31,409
Cheng Shin Rubber Industry
Co. Ltd.
11,914 14,810
China Airlines Ltd.
18,002 12,484
China Steel Corp.
84,734 55,714
Chunghwa Telecom Co. Ltd.
28,057 121,610
Compal Electronics, Inc.
26,847 24,283
CTBC Financial Holding Co. Ltd.
127,246 171,288
Delta Electronics, Inc.
15,139 352,110
E Ink Holdings, Inc.
6,676 57,436
E.Sun Financial Holding Co. Ltd.
106,187 116,193
Eclat Textile Co. Ltd.
1,653 21,684
Elite Material Co. Ltd.
2,371 94,624
eMemory Technology, Inc.
511 34,519
Eva Airways Corp.
18,937 24,067
Evergreen Marine Corp. Taiwan
Ltd.
8,187 49,680
Far Eastern New Century Corp.
17,694 15,975
Far EasTone
Telecommunications Co. Ltd.
14,725 40,558
Feng TAY Enterprise Co. Ltd.
4,388 16,866
First Financial Holding Co. Ltd.
88,283 81,873
Formosa Chemicals & Fibre
Corp.
22,831 22,480
Formosa Plastics Corp.
30,969 39,459
Fortune Electric Co. Ltd.
953 20,170
Fubon Financial Holding Co. Ltd.
63,525 174,349
Gigabyte Technology Co. Ltd.
4,311 39,063
Global Unichip Corp.
744 32,370
Globalwafers Co. Ltd.
1,704 20,736
Hon Hai Precision Industry Co.
Ltd.
94,776 630,920
Hotai Motor Co. Ltd.
2,417 43,565
Hua Nan Financial Holdings Co.
Ltd.
69,415 63,353
Innolux Corp.
62,392 28,676
International Games System
Co. Ltd.
1,704 42,643
Inventec Corp.
22,239 29,936
Jentech Precision Industrial Co.
Ltd.
712 48,795
KGI Financial Holding Co. Ltd.
118,206 58,969
Number
of Shares Value $
King Slide Works Co. Ltd.
445 44,035
Largan Precision Co. Ltd.
839 66,007
Lite-On Technology Corp.
16,642 70,772
Lotes Co. Ltd.
711 33,841
MediaTek, Inc.
11,642 521,747
Mega Financial Holding Co. Ltd.
91,956 120,474
Micro-Star International Co. Ltd.
5,871 25,927
Nan Ya Plastics Corp.
39,211 55,412
Nien Made Enterprise Co. Ltd.
1,519 21,491
Novatek Microelectronics Corp.
4,679 66,582
Pegatron Corp.
13,965 32,069
PharmaEssentia Corp.
2,018 32,776
President Chain Store Corp.
3,808 31,703
Quanta Computer, Inc.
21,135 181,486
Realtek Semiconductor Corp.
4,034 70,468
Shanghai Commercial & Savings
Bank Ltd.
27,401 36,750
SinoPac Financial Holdings Co.
Ltd.
82,432 63,099
Synnex Technology International
Corp.
11,129 23,955
Taiwan Business Bank
62,001 30,626
Taiwan Cooperative Financial
Holding Co. Ltd.
78,251 60,667
Taiwan High Speed Rail Corp.
10,015 9,042
Taiwan Mobile Co. Ltd.
13,891 48,394
Taiwan Semiconductor
Manufacturing Co. Ltd.
188,836 7,165,631
TCC Group Holdings Co. Ltd.
53,102 38,998
TS Financial Holding Co. Ltd.
166,344 88,424
Unimicron Technology Corp.
9,411 44,485
Uni-President Enterprises Corp.
35,477 89,826
United Microelectronics Corp.
87,299 115,658
Vanguard International
Semiconductor Corp.
8,642 25,867
Voltronic Power Technology
Corp.
541 17,520
Wan Hai Lines Ltd.
4,683 12,684
Wistron Corp.
23,283 86,066
Wiwynn Corp.
794 77,012
WPG Holdings Ltd.
12,590 27,594
Yageo Corp.
13,324 60,802
Yang Ming Marine Transport
Corp.
13,703 25,864
Yuanta Financial Holding Co.
Ltd.
79,861 84,904
Zhen Ding Technology Holding
Ltd.
4,188 26,920
(Cost $3,901,977)
13,211,844
Thailand — 1.0%
Advanced Info Service PCL,
NVDR
7,973 72,359
Airports of Thailand PCL, NVDR
32,700 36,339

16 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Bangkok Dusit Medical Services
PCL, NVDR
85,500 54,633
Bumrungrad Hospital PCL,
NVDR
4,900 26,924
Central Pattana PCL, NVDR
16,400 26,072
Charoen Pokphand Foods PCL,
NVDR
32,169 21,747
CP ALL PCL, NVDR
39,349 53,445
CP AXTRA PCL
16,116 8,905
Delta Electronics Thailand PCL,
NVDR
24,080 111,499
Gulf Development PCL *
32,111 46,588
Kasikornbank PCL, NVDR
5,203 27,063
Krung Thai Bank PCL, NVDR
30,529 23,183
Minor International PCL, NVDR
25,947 18,742
PTT Exploration & Production
PCL, NVDR
11,483 39,700
PTT PCL
500 479
PTT PCL, NVDR
75,280 72,038
SCB X PCL, NVDR
6,398 25,379
Siam Cement PCL
2,578 17,110
Siam Cement PCL
2,558 16,977
TMBThanachart Bank PCL,
NVDR
194,800 11,425
True Corp. PCL, NVDR *
85,872 30,219
(Cost $760,504)
740,826
Turkey — 0.5%
Akbank TAS
25,607 42,474
Aselsan Elektronik Sanayi Ve
Ticaret AS
9,464 42,159
BIM Birlesik Magazalar AS
3,494 45,004
Eregli Demir ve Celik Fabrikalari
TAS
30,870 22,402
Ford Otomotiv Sanayi AS
5,407 14,678
Haci Omer Sabanci Holding AS
8,739 20,006
KOC Holding AS
5,645 25,147
Pegasus Hava Tasimaciligi AS *
0 2
Turk Hava Yollari AO
4,242 34,536
Turkcell Iletisim Hizmetleri AS
9,482 21,846
Turkiye Is Bankasi AS, Class C
75,431 27,589
Turkiye Petrol Rafinerileri AS
6,433 26,922
Yapi ve Kredi Bankasi AS *
24,310 19,426
(Cost $282,414)
342,191
United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank
PJSC
22,533 92,882
Abu Dhabi Islamic Bank PJSC
10,477 60,872
Abu Dhabi National Oil Co. for
Distribution PJSC
26,420 27,046
ADNOC Drilling Co. PJSC
25,008 37,516
Adnoc Gas PLC
48,274 43,767
Aldar Properties PJSC
30,420 79,674
Americana Restaurants
International PLC - Foreign Co.
18,057 9,537
Number
of Shares Value $
Dubai Electricity & Water
Authority PJSC
44,947 33,653
Dubai Islamic Bank PJSC
22,611 59,529
Emaar Development PJSC
8,485 34,074
Emaar Properties PJSC
51,086 200,285
Emirates NBD Bank PJSC
14,210 97,688
Emirates Telecommunications
Group Co. PJSC
26,292 129,422
First Abu Dhabi Bank PJSC
33,297 150,487
Multiply Group PJSC *
25,358 20,781
Salik Co PJSC
14,495 26,046
(Cost $643,734)
1,103,259
United Kingdom — 0.4%
Anglogold Ashanti PLC
3,931 219,503
Metlen Energy & Metals PLC *
703 44,988
(Cost $81,359)
264,491
United States — 0.3%
BeOne Medicines Ltd., Class H *
6,363 150,352
Legend Biotech Corp., ADR *
543 18,858
Southern Copper Corp.
703 67,581
(Cost $162,616)
236,791
TOTAL COMMON STOCKS
(Cost $43,536,009)
68,326,633
PREFERRED STOCKS — 1.7%
Brazil — 1.1%
Banco Bradesco SA
40,944 127,094
Centrais Eletricas Brasileiras SA,
Class B
1,548 13,625
Cia Energetica de Minas Gerais
13,680 28,032
Companhia Paranaense de
Energia, Class B
10,199 22,611
Gerdau SA
9,312 28,613
Itau Unibanco Holding SA
40,570 288,009
Itausa SA
46,511 96,250
Klabin SA
2 1
Petroleo Brasileiro SA
35,084 201,244
(Cost $537,721)
805,479
Chile — 0.1%
Sociedad Quimica y Minera de
Chile SA, Class B *
(Cost $19,116)
1,042 47,523
Colombia — 0.1%
Grupo Cibest SA
(Cost $34,128)
3,671 45,965
India — 0.0%
TVS Motor Co. Ltd. * (a)
(Cost $0)
7,188 815
Russia — 0.0%
Surgutneftegas PAO * (a)
(Cost $55,823)
101,715 0

DBX ETF Trust | 17
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
Number
of Shares Value $
South Korea — 0.4%
Hyundai Motor Co.
182 21,600
Hyundai Motor Co. - 2nd
Preferred
251 30,692
Samsung Electronics Co. Ltd.
6,194 252,171
(Cost $125,217)
304,463
TOTAL PREFERRED STOCKS
(Cost $772,005)
1,204,245
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*
,
expires 11/20/26
(Cost $0)
23,669 15
Number
of Shares Value $
CASH EQUIVALENTS — 1.9%
DWS Government Money Market
Series "Institutional Shares",
4.25% (b)
(Cost $1,361,274)
1,361,274 1,361,274
TOTAL INVESTMENTS — 100.1%
(Cost $45,669,288)
70,892,167
Other assets and liabilities,
net — (0.1%)
(68,444)
NET ASSETS — 100.0%
70,823,723
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2025 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2025
Value ($) at
8/31/2025
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.24% (b)(c)
— — — — — 35 — — —
CASH EQUIVALENTS — 1.9%
DWS Government Money Market Series "Institutional Shares", 4.25% (b)
855,034 5,176,993 (4,670,753) — — 13,436 — 1,361,274 1,361,274
855,034 5,176,993 (4,670,753) — — 13,471 — 1,361,274 1,361,274
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CPO: Ordinary Participation Certificates
GDR: Global Depositary Receipt
JSC: Joint Stock Company
KSCP: Kuwait Shareholding Company Public
NVDR: Non Voting Depositary Receipt
PJSC: Public Joint Stock Company
PSQC: Public Shareholders Qatari Company
QPSC: Qatari Public Shareholders Company
QSC: Qatari Shareholders Company
REIT: Real Estate Investment Trust
SAE: Societe Anonyme Egyptienne
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

18 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
At August 31, 2025 the Xtrackers MSCI Emerging Markets Hedged Equity ETF had the following sector diversification:
At August 31, 2025, open futures contracts purchased were as follows:
At August 31, 2025, the Fund had the following forward foreign currency contracts outstanding:
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding Cash
Equivalents
Information Technology
17,096,726 24 .5
Financials
16,288,078 23 .4
Consumer Discretionary
8,853,685 12 .8
Communication Services
7,194,835 10 .4
Industrials
4,771,388 6 .9
Materials
4,256,743 6 .1
Consumer Staples
2,986,251 4 .3
Energy
2,803,691 4 .0
Health Care
2,515,324 3 .6
Utilities
1,701,590 2 .5
Real Estate
1,062,582 1 .5
Total
69,530,893 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
MSCI Emerging Markets Index
USD 28 1,722,926 1,770,860 9/19/2025 47,934
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
JP Morgan & Chase Co.
9/2/2025 PHP 18,604,800 USD 318,554 — (7,018)
JP Morgan & Chase Co.
9/2/2025 USD 312,689 PHP 17,875,200 115 —
JP Morgan & Chase Co.
9/2/2025 USD 12,788 PHP 729,600 — (21)
Citigroup Global Markets
9/3/2025 AED 1,091,000 USD 297,049 10 —
Citigroup Global Markets
9/3/2025 AED 491,000 USD 133,682 1 —
JP Morgan & Chase Co.
9/3/2025 AED 2,984,900 USD 812,670 — (10)
JP Morgan & Chase Co.
9/3/2025 CNH 1,220,000 USD 169,602 — (1,756)
JP Morgan & Chase Co.
9/3/2025 CNH 18,988,400 USD 2,639,782 — (27,278)
RBC Capital Markets
9/3/2025 CZK 2,629,610 USD 122,586 — (3,208)
Citigroup Global Markets
9/3/2025 EGP 2,317,000 USD 46,713 — (930)
The Bank of New York Mellon
9/3/2025 EUR 34,000 USD 38,991 — (793)
The Bank of New York Mellon
9/3/2025 EUR 372,800 USD 427,536 — (8,687)
JP Morgan & Chase Co.
9/3/2025 HKD 8,871,000 USD 1,133,251 — (4,831)
JP Morgan & Chase Co.
9/3/2025 HKD 125,813,700 USD 16,073,108 — (67,838)
JP Morgan & Chase Co.
9/3/2025 HKD 2,463,000 USD 314,656 — (1,328)
RBC Capital Markets
9/3/2025 HUF 70,745,600 USD 202,118 — (6,652)
RBC Capital Markets
9/3/2025 HUF 3,295,000 USD 9,420 — (303)
JP Morgan & Chase Co.
9/3/2025 IDR 178,769,000 USD 10,817 — (23)
JP Morgan & Chase Co.
9/3/2025 IDR 13,472,845,800 USD 817,031 38 —
JP Morgan & Chase Co.
9/3/2025 INR 561,894,900 USD 6,402,368 34,215 —
RBC Capital Markets
9/3/2025 INR 529,732,100 USD 6,036,709 33,068 —
JP Morgan & Chase Co.
9/3/2025 KRW 10,260,427,800 USD 7,406,807 25,363 —
JP Morgan & Chase Co.
9/3/2025 KRW 862,010,000 USD 618,416 — (1,722)

DBX ETF Trust | 19
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
JP Morgan & Chase Co.
9/3/2025 KWD 160,000 USD 522,942 — (905)
JP Morgan & Chase Co.
9/3/2025 KWD 10,000 USD 32,649 — (91)
Bank of America
9/3/2025 MXN 26,382,300 USD 1,396,657 — (16,396)
RBC Capital Markets
9/3/2025 MYR 3,789,700 USD 899,867 2,795 —
RBC Capital Markets
9/3/2025 MYR 154,700 USD 36,734 114 —
RBC Capital Markets
9/3/2025 MYR 3,944,400 USD 925,590 — (8,102)
RBC Capital Markets
9/3/2025 PLN 2,886,900 USD 772,555 — (19,707)
JP Morgan & Chase Co.
9/3/2025 QAR 159,000 USD 43,579 — (93)
JP Morgan & Chase Co.
9/3/2025 QAR 1,899,700 USD 521,519 — (264)
Citigroup Global Markets
9/3/2025 SAR 9,157,000 USD 2,439,525 — (770)
JP Morgan & Chase Co.
9/3/2025 THB 3,662,000 USD 111,929 — (1,141)
JP Morgan & Chase Co.
9/3/2025 THB 18,835,800 USD 575,718 — (5,865)
RBC Capital Markets
9/3/2025 THB 3,559,100 USD 108,722 — (1,170)
Goldman Sachs & Co.
9/3/2025 TRY 1,950,000 USD 46,657 — (608)
Goldman Sachs & Co.
9/3/2025 TRY 14,068,100 USD 336,719 — (4,276)
JP Morgan & Chase Co.
9/3/2025 TWD 245,148,000 USD 8,197,833 176,521 —
JP Morgan & Chase Co.
9/3/2025 TWD 21,942,000 USD 734,706 16,758 —
RBC Capital Markets
9/3/2025 TWD 155,108,600 USD 5,185,671 110,474 —
Citigroup Global Markets
9/3/2025 USD 430,712 AED 1,582,000 9 —
JP Morgan & Chase Co.
9/3/2025 USD 48,763 AED 179,100 — (1)
JP Morgan & Chase Co.
9/3/2025 USD 763,886 AED 2,805,800 31 —
JP Morgan & Chase Co.
9/3/2025 USD 2,726,129 CNH 19,415,900 977 —
JP Morgan & Chase Co.
9/3/2025 USD 110,387 CNH 792,500 925 —
RBC Capital Markets
9/3/2025 USD 125,897 CZK 2,629,610 — (102)
Citigroup Global Markets
9/3/2025 USD 47,649 EGP 2,317,000 — (6)
Morgan Stanley Capital
9/3/2025 USD 457,438 EUR 390,800 — (153)
The Bank of New York Mellon
9/3/2025 USD 18,687 EUR 16,000 35 —
Bank of America
9/3/2025 USD 16,902,506 HKD 131,769,400 2,512 —
JP Morgan & Chase Co.
9/3/2025 USD 688,466 HKD 5,378,300 1,529 —
RBC Capital Markets
9/3/2025 USD 218,369 HUF 74,040,600 124 —
JP Morgan & Chase Co.
9/3/2025 USD 795,339 IDR 13,116,257,400 31 —
JP Morgan & Chase Co.
9/3/2025 USD 32,980 IDR 535,357,400 — (515)
JP Morgan & Chase Co.
9/3/2025 USD 478,407 INR 41,800,800 — (4,664)
JP Morgan & Chase Co.
9/3/2025 USD 293,240 INR 25,706,000 — (1,905)
RBC Capital Markets
9/3/2025 USD 6,004,556 INR 529,732,100 — (915)
RBC Capital Markets
9/3/2025 USD 5,603,929 INR 494,388,100 — (854)
JP Morgan & Chase Co.
9/3/2025 USD 314,471 KRW 436,174,000 — (683)
JP Morgan & Chase Co.
9/3/2025 USD 7,691,058 KRW 10,686,263,800 — (3,264)
JP Morgan & Chase Co.
9/3/2025 USD 556,032 KWD 170,000 556 —
Bank of America
9/3/2025 USD 1,359,527 MXN 25,347,700 — (1,888)
Bank of America
9/3/2025 USD 55,009 MXN 1,034,600 404 —
RBC Capital Markets
9/3/2025 USD 936,601 MYR 3,944,400 — (2,909)
RBC Capital Markets
9/3/2025 USD 898,758 MYR 3,789,700 — (1,685)
RBC Capital Markets
9/3/2025 USD 36,710 MYR 154,700 — (90)
RBC Capital Markets
9/3/2025 USD 31,081 PLN 113,200 — (15)
RBC Capital Markets
9/3/2025 USD 761,178 PLN 2,773,700 18 —
JP Morgan & Chase Co.
9/3/2025 USD 22,162 QAR 80,700 4 —
JP Morgan & Chase Co.
9/3/2025 USD 542,388 QAR 1,978,000 902 —
Citigroup Global Markets
9/3/2025 USD 2,440,402 SAR 9,157,000 — (107)
JP Morgan & Chase Co.
9/3/2025 USD 665,248 THB 21,476,000 — (2,146)
JP Morgan & Chase Co.
9/3/2025 USD 31,456 THB 1,021,800 93 —

20 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
RBC Capital Markets
9/3/2025 USD 110,333 THB 3,559,100 — (441)
Goldman Sachs & Co.
9/3/2025 USD 373,691 TRY 15,389,900 — (658)
Goldman Sachs & Co.
9/3/2025 USD 15,181 TRY 628,200 46 —
JP Morgan & Chase Co.
9/3/2025 USD 551,489 TWD 16,556,800 — (9,746)
RBC Capital Markets
9/3/2025 USD 8,200,491 TWD 250,533,200 — (2,974)
RBC Capital Markets
9/3/2025 USD 5,077,038 TWD 155,108,600 — (1,841)
Citigroup Global Markets
9/3/2025 USD 425,263 ZAR 7,525,000 1,238 —
Goldman Sachs & Co.
9/3/2025 USD 1,894,478 ZAR 33,522,700 5,518 —
Goldman Sachs & Co.
9/3/2025 USD 94,888 ZAR 1,675,400 70 —
Citigroup Global Markets
9/3/2025 ZAR 2,527,000 USD 139,440 — (3,785)
Citigroup Global Markets
9/3/2025 ZAR 4,998,000 USD 275,798 — (7,479)
Goldman Sachs & Co.
9/3/2025 ZAR 35,198,100 USD 1,942,521 — (52,433)
JP Morgan & Chase Co.
9/4/2025 BRL 7,089,700 USD 1,256,066 — (50,196)
RBC Capital Markets
9/4/2025 BRL 7,835,000 USD 1,390,296 — (53,286)
Goldman Sachs & Co.
9/4/2025 CLP 159,278,000 USD 162,681 — (2,062)
RBC Capital Markets
9/4/2025 CLP 149,006,200 USD 152,381 — (1,738)
Goldman Sachs & Co.
9/4/2025 COP 388,992,400 USD 93,110 — (3,680)
JP Morgan & Chase Co.
9/4/2025 USD 1,265,095 BRL 6,878,700 2,291 —
JP Morgan & Chase Co.
9/4/2025 USD 37,440 BRL 211,000 1,436 —
RBC Capital Markets
9/4/2025 USD 1,336,029 BRL 7,258,000 1,242 —
RBC Capital Markets
9/4/2025 USD 105,775 BRL 577,000 536 —
Goldman Sachs & Co.
9/4/2025 USD 12,549 CLP 12,089,600 — (45)
Goldman Sachs & Co.
9/4/2025 USD 152,842 CLP 147,188,400 — (603)
RBC Capital Markets
9/4/2025 USD 154,531 CLP 149,006,200 — (412)
Goldman Sachs & Co.
9/4/2025 USD 96,776 COP 388,992,400 14 —
Citigroup Global Markets
10/2/2025 AED 1,582,000 USD 430,740 — (24)
JP Morgan & Chase Co.
10/2/2025 AED 2,805,800 USD 763,874 — (119)
RBC Capital Markets
10/2/2025 CZK 2,629,610 USD 125,994 100 —
Morgan Stanley Capital
10/2/2025 EUR 390,800 USD 458,288 149 —
Morgan Stanley Capital
10/2/2025 EUR 19,000 USD 22,290 16 —
RBC Capital Markets
10/2/2025 HUF 74,040,600 USD 218,006 — (125)
JP Morgan & Chase Co.
10/2/2025 KWD 170,000 USD 556,148 — (736)
Bank of America
10/2/2025 MXN 854,000 USD 45,662 62 —
Bank of America
10/2/2025 MXN 25,347,700 USD 1,355,318 1,844 —
JP Morgan & Chase Co.
10/2/2025 PHP 17,875,200 USD 312,334 — (140)
RBC Capital Markets
10/2/2025 PLN 51,000 USD 13,989 — —
RBC Capital Markets
10/2/2025 PLN 2,773,700 USD 760,828 — (21)
JP Morgan & Chase Co.
10/2/2025 QAR 1,978,000 USD 542,326 — (1,257)
Citigroup Global Markets
10/2/2025 SAR 9,157,000 USD 2,439,047 99 —
JP Morgan & Chase Co.
10/2/2025 THB 21,476,000 USD 665,873 1,210 —
RBC Capital Markets
10/2/2025 THB 3,559,100 USD 110,380 229 —
Goldman Sachs & Co.
10/2/2025 TRY 15,389,900 USD 364,150 620 —
Citigroup Global Markets
10/2/2025 USD 51,190 AED 188,000 — —
RBC Capital Markets
10/2/2025 USD 13,177 CZK 275,000 — (11)
Citigroup Global Markets
10/2/2025 USD 104,475 SAR 392,000 — (66)
Goldman Sachs & Co.
10/2/2025 USD 16,823 TRY 711,000 — (29)
Citigroup Global Markets
10/2/2025 ZAR 7,525,000 USD 424,431 — (1,234)
Citigroup Global Markets
10/2/2025 ZAR 1,221,000 USD 68,864 — (204)
Goldman Sachs & Co.
10/2/2025 ZAR 33,522,700 USD 1,890,755 — (5,515)
JP Morgan & Chase Co.
10/3/2025 BRL 582,000 USD 106,395 — (40)
JP Morgan & Chase Co.
10/3/2025 BRL 6,878,700 USD 1,255,900 — (2,068)

DBX ETF Trust | 21
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Currency Abbreviations
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
RBC Capital Markets
10/3/2025 BRL 7,258,000 USD 1,326,330 — (1,004)
Goldman Sachs & Co.
10/3/2025 CLP 39,743,000 USD 41,270 159 —
Goldman Sachs & Co.
10/3/2025 CLP 147,188,400 USD 152,839 586 —
RBC Capital Markets
10/3/2025 CLP 149,006,200 USD 154,529 396 —
Goldman Sachs & Co.
10/3/2025 COP 388,992,400 USD 96,521 30 —
Bank of America
10/3/2025 HKD 131,769,400 USD 16,919,782 — (2,726)
Bank of America
10/3/2025 HKD 3,438,000 USD 441,463 — (62)
JP Morgan & Chase Co.
10/3/2025 IDR 13,116,257,400 USD 794,039 — (872)
JP Morgan & Chase Co.
10/3/2025 IDR 1,472,001,000 USD 89,413 202 —
RBC Capital Markets
10/3/2025 MYR 89,000 USD 21,112 21 —
RBC Capital Markets
10/3/2025 MYR 3,789,700 USD 899,825 1,736 —
JP Morgan & Chase Co.
10/3/2025 TWD 11,179,000 USD 366,597 — (76)
RBC Capital Markets
10/3/2025 TWD 250,533,200 USD 8,220,672 3,150 —
RBC Capital Markets
10/3/2025 TWD 155,108,600 USD 5,089,533 1,950 —
Citigroup Global Markets
10/6/2025 EGP 2,317,000 USD 47,018 56 —
JP Morgan & Chase Co.
10/6/2025 INR 1,369,000 USD 15,499 8 —
RBC Capital Markets
10/6/2025 INR 529,732,100 USD 5,993,055 — (1,349)
RBC Capital Markets
10/6/2025 INR 494,388,100 USD 5,593,195 — (1,259)
JP Morgan & Chase Co.
10/10/2025 CNH 1,674,000 USD 235,694 — (167)
JP Morgan & Chase Co.
10/10/2025 CNH 19,415,900 USD 2,733,594 — (2,036)
JP Morgan & Chase Co.
10/10/2025 KRW 10,686,263,800 USD 7,705,755 2,647 —
JP Morgan & Chase Co.
10/10/2025 USD 67,636 KRW 93,815,000 — (10)
Total unrealized appreciation (depreciation)
435,283 (426,217)
AED Arab Emirates Dirham
BRL Brazilian Real
CLP Chilean Peso
CNH Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
KRW South Korean Won
KWD Kuwaiti Dinar
MXN Mexican Peso
MYR Malaysian Ringgit
PHP Philippine Peso
PLN Polish Zloty
QAR Qatari Rial
SAR Saudi Riyal
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand

22 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments.
During the period ended August 31, 2025, the amount of transfers from Level 3 to Level 1 was $21,104. The investment was transferred from Level 3 to Level
1 due to the availability of a pricing source supported by observable inputs. Transfers between price levels are recognized at the beginning of the reporting period.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DBEM-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 68,326,633 $ — $ 0 $ 68,326,633
Preferred Stocks (a)
1,203,430 — 815 1,204,245
Warrants
15 — — 15
Short-Term Investments (a)
1,361,274 — — 1,361,274
Derivatives (b)
Forward Foreign Currency Contracts
— 435,283 — 435,283
Futures Contracts
47,934 — — 47,934
TOTAL
$ 70,939,286 $ 435,283 $ 815 $ 71,375,384
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (426,217) $ — $ (426,217)
TOTAL
$ — $ (426,217) $ — $ (426,217)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.